Statements of Financial Position (Detail) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Jan. 01, 2023	Dec. 31, 2022
Assets
Current assets	$ 501,284	$ 510,881	$ 470,670
Property, plant and equipment	2,356,173	2,338,088	2,303,338
Accounts receivable, intercompany	378,712	421,427	413,925
Liabilities and shareholders' equity
Current liabilities	338,692	374,009	422,326
Long-term debt	812,469	914,830	1,085,970
Accounts payable and accrued liabilities, intercompany	314,355	350,749	404,350
Cash transactions with non-guarantor subsidiaries
Capital contributions to non-guarantor subsidiaries	2,301,729	2,365,129	$ 2,299,533	$ 2,299,533
Parent And Guarantor Subsidiaries [Member]
Assets
Current assets	374,188	363,987
Property, plant and equipment	2,002,663	2,008,758
Other non-current assets	91,240	138,121
Accounts receivable, intercompany	60,059	53,939
Short-term advances to affiliates	1,687	62,519
Liabilities and shareholders' equity
Current liabilities	262,899	283,242
Long-term debt	812,469	905,811
Other non-current liabilities	116,880	161,134
Accounts payable and accrued liabilities, intercompany	29,593	206,340
Short-term advances from affiliates	18
Long-term advances from affiliates	215,595	$ 170,316
Cash transactions with non-guarantor subsidiaries
Capital contributions to non-guarantor subsidiaries	$ 4,409